3. Basis of Preparation	12 Months Ended
Dec. 31, 2017
Basis Of Preparation
Basis of Preparation

3.1      Statement of compliance

The consolidated financial statements have been prepared in accordance with International Financial Reporting Standards (IFRS) issued by the International Accounting Standards Board, IASB.

Company's management believes that all the relevant information used in its management is evidenced in the consolidated financial statements.

The issuance of the consolidated financial statements was approved by Management on May 14, 2018.

3.2      Functional and presentation currency

The financial statements are presented in Brazilian Reais, which is the functional currency of the Company. The financial information has been rounded to the nearest thousand, unless otherwise indicated.

3.3      Basis of measurement

The financial statements were prepared based on the historical cost, except for certain financial instruments measured at fair value and investments, as described in the respective accounting policies and notes.

3.4      Use of estimates and judgments

In the preparation of these financial statements, Management used judgments, estimates and assumptions that affect the application of accounting policies and the reported amounts of assets, liabilities, income and expenses of the Company. Actual results may differ from those estimates.

Estimates and assumptions are reviewed on a continuous basis. Reviews of estimates are recognized in the period in which it is revised (prospective basis).

3.4.1       Judgments

Information about judgment referring to the adoption of accounting policies which impacts significantly the amounts recognized in the consolidated financial statements, except those involving estimates, is included in the following notes:

·         Note 4.2 - Basis of consolidation; and

·         Note 4.3 - Financial instruments.

3.4.2       Uncertainties on assumptions and estimates

Information on uncertainties related to assumptions and estimates that pose a significant risk of resulting in a material adjustment within the next financial year is included in the following notes:

·         Notes 4.3.8 and 9 – Net sectorial financial assets and liabilities;

·         Notes 4.5 and 19 - Property, plant and equipment;

·         Notes 4.6 and 20 - Intangible assets;

·         Notes 4.7 and 19.9 - Impairment of assets;

·         Notes 4.8 and 30 - Provisions for legal claims;

·         Note 4.9.1 - Unbilled revenues;

·         Note 4.9.2 - Interest;

·         Note 4.11 - Power purchase and sales transactions in the Spot Market (Electric Energy Trading Chamber – CCEE);

·         Note 7.3 - Allowance for doubtful accounts;

·         Note 10.4 - Remeasurement of RBSE assets;

·         Note 11 - Accounts receivable related to concession compensation;

·         Note 13.2 - Deferred income tax and social contribution; and

·         Note 25 - Post-employment benefits.

3.5      Management's Judgment on Going Concern

Management has concluded that there are no material uncertainties that cast doubt on the Company’s ability to continue as a going concern. No events or conditions were identified that, individual or in the aggregate, may raise significant doubts on its ability to continue as a going concern.

The main bases of judgment used for such conclusion are: (i) main activities resulting from long-term concessions; (ii) robust shareholders equity; (iii) strong operating cash generation, including financial capacity to settle commitments entered into with financial institutions; (iv) historical series of profits in the last fiscal years; and (v) fulfillment of the objectives and targets set forth in the Company's Strategic Planning, which is approved by Management, monitored and reviewed periodically, seeking the continuity of its activities.